SHARE CAPITAL (Details 2) Numberofunits in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Numberofunits	Dec. 31, 2017 CAD ($) Numberofunits
Share capital [Line Items]
Balance | Numberofunits	13,087	14,855
Granted | Numberofunits		1,957
Exercised | Numberofunits		(235)
Forfeited | Numberofunits	(1,925)	(985)
Expired | Numberofunits	(2,534)	(2,505)
Balance | Numberofunits	8,628	13,087
Begining balance | $	$ 5.08	$ 5.84
Granted | $		3.88
Exercised | $		3.31
Forfeited | $	4.13	5.01
Expired | $	8.22	8.87
Ending balance | $	$ 4.39	$ 5.08